Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

		Year ended December 31,
	Location of Reclassification into Income	2022	2021	2020
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,622	$3,622	$3,632
Reclassification of prior service cost of defined benefit plan	Other income/(expense), net	7,808	—	—
Reclassification to interest income	Interest income	—	(9,211)	—
Total Reclassifications		$11,430	$(5,589)	$3,632